Derivative Assets And Liabilities (Derivatives Recognized OCI On Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ 0	$ 0	$ (1)
Commodity Derivatives [Member]
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ 0	$ 0	$ (1)